Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Other Assets, Noncurrent [Abstract]
Schedule of Other Non-Current Assets
As of December 31, 2017 and 2016, other non-current assets, net consisted of the following (in millions):

	December 31,
	2017	2016
Advances made under EPC and non-EPC contracts	$26	$69
Advances made to municipalities for water system enhancements	97	99
Advances and other asset conveyances to third parties to support LNG terminals	48	53
Tax-related payments and receivables	29	31
Equity method investments	64	10
Other	24	40
Total other non-current assets, net	$288	$302